Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Other—0.1%
$2,152,725		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$2,174,938
1,439,786		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	1,444,258
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,592,247)	3,619,196
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.5%
		Agency Commercial Mortgage-Backed Securities—4.5%
23,760,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	24,605,825
25,820,000		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	25,708,592
56,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	59,408,177
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $107,429,209)	109,722,594
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
		Federal Home Loan Mortgage Corporation—1.9%
47,253,853	[1]	FHLMC REMIC, Series 4856, Class FD, 2.327%, (1-month USLIBOR +0.300%), 8/15/2040	47,092,178
		Non-Agency Mortgage-Backed Securities—1.7%
810,286		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	740,821
452,629		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	298,585
2,696,082		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,743,910
264,284		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.439%, 8/25/2035	258,124
7,277,630		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	7,135,058
7,136,182		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	6,996,908
14,231,812		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	13,955,718
10,873,970		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	11,057,666
		TOTAL	43,186,790
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $90,880,713)	90,278,968
		MORTGAGE-BACKED SECURITIES—85.9%
		Federal Home Loan Mortgage Corporation—37.1%
3,079,094		3.000%, 4/1/2031	3,169,738
3,435,213		3.000%, 1/1/2032	3,541,493
5,292,395		3.000%, 3/1/2032	5,454,811
4,558,076		3.000%, 3/1/2032	4,703,655
4,538,352		3.000%, 6/1/2032	4,673,373
6,115,951		3.000%, 6/1/2032	6,303,640
17,530,414		3.000%, 11/1/2032	18,011,422
2,645,280		3.000%, 12/1/2032	2,725,137
8,718,959		3.000%, 1/1/2033	8,982,716
29,026,046		3.000%, 2/1/2033	30,007,518
3,912,690		3.000%, 7/1/2033	4,038,878
26,136,434		3.000%, 1/1/2043	26,930,665
1,508,485		3.000%, 6/1/2045	1,547,725
9,649,233		3.000%, 10/1/2045	9,927,376
1,138,956		3.000%, 5/1/2046	1,173,923
21,469,321		3.000%, 6/1/2046	22,088,183
8,751,908		3.000%, 6/1/2046	9,086,235
10,626,601		3.000%, 7/1/2046	10,956,163

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,135,278	3.000%, 9/1/2046	$3,225,654
10,123,883	3.000%, 10/1/2046	10,412,544
10,586,966	3.000%, 10/1/2046	10,892,139
9,116,044	3.000%, 10/1/2046	9,395,911
3,834,530	3.000%, 11/1/2046	3,946,260
8,751,264	3.000%, 11/1/2046	8,954,297
10,566,042	3.000%, 12/1/2046	10,910,235
20,117,892	3.000%, 1/1/2047	20,584,635
16,873,630	3.000%, 5/1/2047	17,354,746
668,041	3.500%, 6/1/2026	691,592
325,827	3.500%, 6/1/2026	337,314
214,758	3.500%, 7/1/2026	222,330
9,576,284	3.500%, 7/1/2042	10,058,560
8,426,374	3.500%, 9/1/2043	8,850,738
5,901,908	3.500%, 5/1/2046	6,132,740
59,734,912	3.500%, 7/1/2046	62,724,584
33,343,103	3.500%, 7/1/2046	35,011,892
23,526,731	3.500%, 9/1/2046	24,704,220
23,647,568	3.500%, 11/1/2047	24,446,832
72,899,371	3.500%, 11/1/2047	75,522,764
3,793,489	3.500%, 12/1/2047	3,983,349
33,855,281	3.500%, 12/1/2047	35,056,686
19,781,678	3.500%, 2/1/2048	20,439,152
26,637,951	3.500%, 2/1/2048	27,586,568
34,892,777	3.500%, 3/1/2048	36,639,126
7,009	4.000%, 2/1/2020	7,019
250,707	4.000%, 5/1/2024	261,484
1,589,909	4.000%, 8/1/2025	1,658,251
173,744	4.000%, 5/1/2026	181,321
2,590,973	4.000%, 5/1/2026	2,703,966
2,120,127	4.000%, 12/1/2040	2,266,250
13,161,133	4.000%, 12/1/2041	14,059,992
1,823,748	4.000%, 1/1/2042	1,948,303
22,846,801	4.000%, 6/1/2047	24,044,464
24,721,121	4.000%, 10/1/2047	25,964,506
17,028,743	4.000%, 11/1/2047	17,797,957
14,332,016	4.000%, 12/1/2047	15,054,658
10,375,491	4.000%, 2/1/2048	10,851,949
28,536,366	4.000%, 4/1/2048	29,798,643
17,530,829	4.000%, 5/1/2048	18,300,809
9,803,775	4.000%, 6/1/2048	10,314,027
14,378	4.500%, 3/1/2021	14,497
208,396	4.500%, 9/1/2021	210,619
185,676	4.500%, 7/1/2024	192,603
193,274	4.500%, 8/1/2024	200,486
503,205	4.500%, 9/1/2024	521,653
482,462	4.500%, 9/1/2024	500,775
266,974	4.500%, 6/1/2025	277,110
1,220,010	4.500%, 11/1/2039	1,320,822

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,419,669	4.500%, 5/1/2040	$3,700,106
341,956	4.500%, 6/1/2040	369,999
651,205	4.500%, 7/1/2040	704,608
2,180,006	4.500%, 8/1/2040	2,358,101
1,038,497	4.500%, 8/1/2040	1,123,336
6,553,901	4.500%, 9/1/2040	7,089,320
430,189	4.500%, 7/1/2041	462,443
1,401,035	4.500%, 7/1/2041	1,513,303
669,423	4.500%, 7/1/2041	723,065
11,506,972	4.500%, 2/1/2048	12,420,062
17,776,586	4.500%, 5/1/2048	18,773,314
13,692,933	4.500%, 8/1/2048	14,625,436
9,858,088	4.500%, 10/1/2048	10,396,194
21,286	5.000%, 7/1/2020	21,341
13,247	5.000%, 10/1/2021	13,508
65,705	5.000%, 11/1/2021	66,998
64,409	5.000%, 12/1/2021	65,790
119,383	5.000%, 6/1/2023	123,493
226,993	5.000%, 7/1/2023	235,359
92,676	5.000%, 7/1/2023	96,015
88,030	5.000%, 7/1/2025	90,991
1,647,923	5.000%, 1/1/2034	1,804,433
591,150	5.000%, 5/1/2034	647,839
2,305	5.000%, 11/1/2035	2,541
140,210	5.000%, 4/1/2036	154,736
10,533	5.000%, 4/1/2036	11,597
779	5.000%, 4/1/2036	860
734,527	5.000%, 4/1/2036	809,775
83,768	5.000%, 5/1/2036	92,529
253,409	5.000%, 6/1/2036	278,491
118,274	5.000%, 6/1/2036	130,379
713,891	5.000%, 12/1/2037	788,566
110,456	5.000%, 5/1/2038	122,114
48,012	5.000%, 6/1/2038	53,205
119,315	5.000%, 9/1/2038	132,150
106,265	5.000%, 2/1/2039	117,617
51,982	5.000%, 3/1/2039	57,535
125,733	5.000%, 6/1/2039	138,772
3,687,924	5.000%, 10/1/2039	4,061,155
309,757	5.000%, 2/1/2040	341,105
638,721	5.000%, 8/1/2040	700,767
14,959	5.500%, 3/1/2021	15,199
101,951	5.500%, 4/1/2021	103,470
5,008	5.500%, 1/1/2022	5,137
40,594	5.500%, 1/1/2022	41,643
115,367	5.500%, 1/1/2022	118,222
129,585	5.500%, 2/1/2022	133,068
1,399,310	5.500%, 5/1/2034	1,560,936
125,808	5.500%, 3/1/2036	140,946

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$42,332	5.500%, 3/1/2036	$47,441
104,287	5.500%, 3/1/2036	116,826
119,311	5.500%, 3/1/2036	133,272
268,999	5.500%, 6/1/2036	301,477
119,114	5.500%, 6/1/2036	133,493
89,097	5.500%, 6/1/2036	99,528
105,047	5.500%, 9/1/2037	117,961
342,183	5.500%, 9/1/2037	383,557
144,312	5.500%, 12/1/2037	162,275
24,704	5.500%, 3/1/2038	27,727
12,229	6.000%, 7/1/2029	13,657
38,728	6.000%, 2/1/2032	43,527
50,784	6.000%, 5/1/2036	58,249
77,121	6.000%, 8/1/2037	88,596
266,205	6.000%, 9/1/2037	305,398
13,063	6.500%, 3/1/2022	13,504
9,628	6.500%, 6/1/2029	10,878
10,854	6.500%, 6/1/2029	12,268
4,358	6.500%, 7/1/2029	4,884
255,889	6.500%, 11/1/2036	297,106
632,996	6.500%, 10/1/2037	738,331
3,343	6.500%, 4/1/2038	3,893
2,672	6.500%, 4/1/2038	3,119
124	7.000%, 10/1/2020	126
8,978	7.000%, 4/1/2032	10,296
224,008	7.000%, 4/1/2032	260,712
55,897	7.000%, 9/1/2037	65,689
23,223	7.500%, 8/1/2029	26,857
25,727	7.500%, 10/1/2029	29,621
13,082	7.500%, 11/1/2029	15,098
16,443	7.500%, 4/1/2031	18,323
15,080	7.500%, 5/1/2031	17,491
3,856	8.000%, 3/1/2030	4,467
36,621	8.000%, 1/1/2031	42,928
54,612	8.000%, 2/1/2031	63,543
56,920	8.000%, 3/1/2031	66,697
1,678	8.500%, 9/1/2025	1,849
442	8.500%, 9/1/2025	489
	TOTAL	911,138,405
	Federal National Mortgage Association—39.9%
3,156,952	3.000%, 2/1/2032	3,249,099
5,994,510	3.000%, 8/1/2043	6,167,305
4,779,752	3.000%, 9/1/2043	4,917,530
14,581,440	3.000%, 8/1/2046	14,997,199
5,665,630	3.000%, 9/1/2046	5,839,567
2,572,520	3.000%, 10/1/2046	2,647,477
8,798,443	3.000%, 10/1/2046	9,008,070
5,889,853	3.000%, 11/1/2046	6,037,544
9,092,452	3.000%, 11/1/2046	9,303,400

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$5,095,191	3.000%, 11/1/2046	$5,243,655
2,948,885	3.000%, 1/1/2047	3,017,300
70,612,511	3.000%, 1/1/2047	72,250,750
1,446,970	3.000%, 2/1/2047	1,494,106
13,516,475	3.000%, 3/1/2047	13,830,062
17,613,469	3.000%, 3/1/2047	18,115,680
1,970,697	3.000%, 4/1/2047	2,028,119
12,342,099	3.000%, 12/1/2047	12,694,008
17,118,688	3.000%, 12/1/2047	17,644,239
5,629,509	3.000%, 2/1/2048	5,786,504
1,545,564	3.000%, 2/1/2048	1,588,667
45,842,435	3.000%, 4/1/2049	46,533,528
481,216	3.500%, 11/1/2025	497,880
289,258	3.500%, 11/1/2025	299,274
471,133	3.500%, 12/1/2025	487,743
163,135	3.500%, 1/1/2026	168,886
561,079	3.500%, 1/1/2026	580,859
30,407,501	3.500%, 4/1/2033	31,916,591
13,978,923	3.500%, 9/1/2042	14,717,870
22,217,185	3.500%, 7/1/2045	23,238,876
12,778,790	3.500%, 8/1/2046	13,260,618
17,297,719	3.500%, 8/1/2046	17,958,042
22,280,862	3.500%, 9/1/2046	23,138,375
8,340,043	3.500%, 11/1/2046	8,752,242
8,435,623	3.500%, 2/1/2047	8,852,545
27,276,109	3.500%, 11/1/2047	28,198,014
25,112,104	3.500%, 12/1/2047	25,953,020
33,058,970	3.500%, 12/1/2047	34,713,538
28,700,735	3.500%, 12/1/2047	29,661,822
17,912,931	3.500%, 4/1/2048	18,490,381
19,914,723	3.500%, 9/1/2049	20,469,577
425,395	4.000%, 12/1/2025	443,681
424,954	4.000%, 7/1/2026	443,486
2,968,752	4.000%, 2/1/2041	3,173,363
7,856,810	4.000%, 12/1/2041	8,398,313
3,055,042	4.000%, 3/1/2042	3,273,237
6,344,614	4.000%, 4/1/2042	6,771,981
10,178,768	4.000%, 10/1/2045	10,740,346
2,398,725	4.000%, 3/1/2046	2,537,813
3,685,247	4.000%, 7/1/2046	3,871,005
3,298,607	4.000%, 9/1/2046	3,471,835
6,300,779	4.000%, 11/1/2046	6,606,660
26,437,859	4.000%, 6/1/2047	27,823,772
10,615,651	4.000%, 10/1/2047	11,105,791
13,906,629	4.000%, 10/1/2047	14,539,158
10,421,459	4.000%, 11/1/2047	10,902,633
18,890,845	4.000%, 12/1/2047	19,868,144
13,392,814	4.000%, 12/1/2047	14,093,211
7,176,645	4.000%, 1/1/2048	7,575,283

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$17,877,727	4.000%, 2/1/2048	$18,662,943
10,686,141	4.000%, 2/1/2048	11,178,201
4,849,107	4.000%, 2/1/2048	5,186,345
13,874,268	4.000%, 2/1/2048	14,496,654
20,582,402	4.000%, 2/1/2048	21,537,868
4,187,817	4.000%, 3/1/2048	4,479,065
4,205,060	4.000%, 3/1/2048	4,406,573
50,963,962	4.000%, 3/1/2048	53,202,376
11,980,816	4.000%, 4/1/2048	12,615,607
10,941,945	4.000%, 5/1/2048	11,429,371
3,097,266	4.000%, 6/1/2048	3,226,527
14,816,901	4.000%, 6/1/2048	15,467,682
13,616,117	4.000%, 7/1/2048	14,139,268
6,295,726	4.000%, 11/1/2048	6,570,768
6	4.500%, 12/1/2019	6
207,249	4.500%, 2/1/2039	225,026
1,258,769	4.500%, 5/1/2040	1,361,997
4,054,696	4.500%, 10/1/2040	4,385,943
390,453	4.500%, 11/1/2040	422,351
4,630,808	4.500%, 4/1/2041	5,004,779
2,295,247	4.500%, 6/1/2041	2,479,170
4,884,639	4.500%, 9/1/2041	5,276,056
11,147,607	4.500%, 5/1/2048	11,797,035
9,761,176	4.500%, 9/1/2048	10,296,281
591,319	5.000%, 5/1/2023	612,157
114,564	5.000%, 8/1/2023	118,693
426,462	5.000%, 11/1/2023	444,492
2,340,065	5.000%, 2/1/2036	2,578,338
1,426,620	5.000%, 7/1/2040	1,567,878
1,519,861	5.000%, 10/1/2041	1,662,753
48,565	5.500%, 1/1/2032	53,799
33,456	5.500%, 1/1/2032	37,121
441,599	5.500%, 9/1/2034	494,371
1,461,977	5.500%, 12/1/2034	1,636,727
48,028	5.500%, 4/1/2035	53,677
494,090	5.500%, 11/1/2035	552,200
330,586	5.500%, 1/1/2036	370,134
123,215	5.500%, 3/1/2036	137,799
777,242	5.500%, 4/1/2036	869,476
530,585	5.500%, 4/1/2036	592,919
219,431	5.500%, 5/1/2036	246,013
165,844	5.500%, 9/1/2036	185,577
535,623	5.500%, 8/1/2037	599,663
189,869	5.500%, 7/1/2038	213,293
868,755	5.500%, 4/1/2041	952,748
14,247	6.000%, 1/1/2029	15,704
1,616	6.000%, 1/1/2029	1,663
18,298	6.000%, 2/1/2029	20,199
7,874	6.000%, 2/1/2029	8,699

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$4,887	6.000%, 4/1/2029	$5,445
10,719	6.000%, 5/1/2029	11,849
16,368	6.000%, 5/1/2029	18,205
722,670	6.000%, 7/1/2034	822,202
394,804	6.000%, 11/1/2034	448,493
202,871	6.000%, 7/1/2036	232,731
55,626	6.000%, 7/1/2036	63,808
244,928	6.000%, 10/1/2037	281,552
190,657	6.000%, 6/1/2038	218,468
1,122,666	6.000%, 7/1/2038	1,292,685
81,027	6.000%, 9/1/2038	93,325
61,669	6.000%, 10/1/2038	71,023
438,700	6.000%, 2/1/2039	505,549
30,528	6.500%, 9/1/2028	33,143
4,493	6.500%, 8/1/2029	5,042
5,427	6.500%, 6/1/2031	6,188
15,260	6.500%, 6/1/2031	17,316
5,185	6.500%, 6/1/2031	5,862
5,727	6.500%, 6/1/2031	6,489
34,153	6.500%, 12/1/2031	39,187
3,300	6.500%, 1/1/2032	3,786
47,865	6.500%, 3/1/2032	54,924
201,035	6.500%, 4/1/2032	229,686
69,093	6.500%, 5/1/2032	79,368
302,693	6.500%, 7/1/2036	351,002
11,666	6.500%, 8/1/2036	13,562
14,403	6.500%, 9/1/2036	16,792
87,316	6.500%, 12/1/2036	101,247
117,699	6.500%, 9/1/2037	137,492
6,440	6.500%, 12/1/2037	7,494
91,245	6.500%, 10/1/2038	106,189
886	7.000%, 7/1/2023	941
23,086	7.000%, 2/1/2024	24,450
959	7.000%, 5/1/2024	1,033
2,249	7.000%, 7/1/2024	2,440
1,265	7.000%, 7/1/2025	1,390
16,287	7.000%, 9/1/2031	18,713
6,194	7.000%, 9/1/2031	7,199
131,755	7.000%, 11/1/2031	153,340
11,204	7.000%, 12/1/2031	12,814
160,426	7.000%, 1/1/2032	183,912
29,329	7.000%, 2/1/2032	34,064
40,376	7.000%, 3/1/2032	46,862
269,309	7.000%, 3/1/2032	306,611
31,448	7.000%, 4/1/2032	36,172
123,778	7.000%, 4/1/2032	144,411
5,780	7.000%, 4/1/2032	6,739
29,474	7.000%, 6/1/2032	34,356
292,139	7.000%, 6/1/2037	343,409

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,002	7.500%, 1/1/2030	$1,165
10,932	7.500%, 9/1/2030	12,717
17,873	7.500%, 5/1/2031	20,841
4,128	7.500%, 6/1/2031	4,778
45,990	7.500%, 8/1/2031	53,598
45,950	7.500%, 1/1/2032	52,871
3,916	7.500%, 6/1/2033	4,494
261	8.000%, 7/1/2023	273
5,089	8.000%, 10/1/2026	5,754
2,503	8.000%, 11/1/2029	2,897
472	9.000%, 6/1/2025	524
	TOTAL	978,062,531
	Government National Mortgage Association—7.5%
21,840,268	3.000%, 1/20/2047	22,482,693
1,731,115	3.500%, 8/15/2043	1,821,481
1,387,912	3.500%, 8/15/2043	1,460,363
17,771,280	3.500%, 3/20/2047	18,631,714
21,453,420	3.500%, 11/20/2047	22,492,132
1,700,275	4.000%, 9/15/2040	1,817,696
4,267,034	4.000%, 10/15/2040	4,561,716
1,972,667	4.000%, 1/15/2041	2,108,900
2,771,287	4.000%, 10/15/2041	2,958,342
8,270,547	4.000%, 5/20/2047	8,670,394
22,070,110	4.000%, 6/15/2048	23,159,773
449,066	4.500%, 1/15/2039	487,531
351,772	4.500%, 6/15/2039	383,742
1,518,463	4.500%, 10/15/2039	1,662,107
483,907	4.500%, 1/15/2040	529,684
256,144	4.500%, 6/15/2040	280,375
349,907	4.500%, 9/15/2040	382,789
550,308	4.500%, 2/15/2041	601,335
1,339,719	4.500%, 3/15/2041	1,466,453
146,832	4.500%, 5/15/2041	160,172
4,630,568	4.500%, 6/20/2041	4,959,235
729,501	4.500%, 9/15/2041	795,774
495,858	4.500%, 10/15/2043	536,722
400,724	4.500%, 11/15/2043	431,620
9,086,369	4.500%, 10/20/2048	9,547,442
22,233,929	4.500%, 1/20/2049	23,190,191
23,636,474	4.500%, 2/20/2049	24,654,903
601,751	5.000%, 1/15/2039	667,986
591,959	5.000%, 5/15/2039	657,552
848,634	5.000%, 8/20/2039	934,620
243,357	5.500%, 12/15/2038	272,991
179,186	5.500%, 12/20/2038	200,654
357,460	5.500%, 1/15/2039	402,410
376,099	5.500%, 2/15/2039	422,866
9,065	6.000%, 10/15/2028	9,943
11,505	6.000%, 3/15/2029	12,610

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$134,575		6.000%, 2/15/2036	$152,553
186,247		6.000%, 4/15/2036	211,648
180,499		6.000%, 6/15/2037	205,635
19,695		6.500%, 10/15/2028	22,014
7,358		6.500%, 10/15/2028	7,985
9,161		6.500%, 11/15/2028	10,148
15,108		6.500%, 12/15/2028	16,774
5,789		6.500%, 2/15/2029	6,471
14,597		6.500%, 3/15/2029	16,263
29,247		6.500%, 9/15/2031	33,348
62,931		6.500%, 2/15/2032	71,514
18,760		7.000%, 11/15/2027	20,911
15,075		7.000%, 12/15/2027	16,916
10,818		7.000%, 6/15/2028	11,951
19,920		7.000%, 11/15/2028	22,185
8,935		7.000%, 1/15/2029	10,087
8,265		7.000%, 5/15/2029	9,395
2,440		7.000%, 10/15/2029	2,764
23,969		7.000%, 5/15/2030	27,265
16,121		7.000%, 11/15/2030	18,391
16,600		7.000%, 12/15/2030	18,754
30,369		7.000%, 6/15/2031	34,261
15,692		7.000%, 8/15/2031	17,902
65,583		7.000%, 10/15/2031	75,296
11,644		7.000%, 12/15/2031	13,421
18,965		7.500%, 8/15/2029	21,713
45,753		7.500%, 10/15/2029	52,658
55,469		7.500%, 6/15/2030	64,135
4,806		7.500%, 10/15/2030	5,544
7,471		7.500%, 1/15/2031	8,684
4,258		8.000%, 1/15/2022	4,447
2,779		8.000%, 6/15/2022	2,912
4,169		8.000%, 8/15/2029	4,805
2,735		8.000%, 10/15/2029	3,164
9,814		8.000%, 11/15/2029	11,301
10,105		8.000%, 1/15/2030	11,588
3,647		8.000%, 10/15/2030	4,215
79,995		8.000%, 11/15/2030	92,635
4,253		8.500%, 5/15/2029	4,966
242		9.500%, 10/15/2020	247
		TOTAL	185,163,777
		Uniform Mortgage-Backed Securities, TBA—1.4%
35,000,000	[2]	2.500%, 10/1/2049	34,849,486
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,016,114,804)	2,109,214,199

Principal Amount or Shares			Value
		INVESTMENT COMPANY—3.9%
94,642,153	[3]	Federated Government Obligations Fund, Premier Shares, 1.89%[4] (IDENTIFIED COST $94,642,153)	$94,642,153
		TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $2,312,659,126)	2,407,477,110
		OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	48,158,273
		TOTAL NET ASSETS—100%	$2,455,635,383
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2018	89,372,028
Purchases/Additions	806,949,520
Sales/Reductions	(801,679,395)
Balance of Shares Held 9/30/2019	94,642,153
Value	$94,642,153
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$2,091,392
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of when issued and delayed delivery transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,619,196	$—	$3,619,196
Commercial Mortgage-Backed Securities	—	109,722,594	—	109,722,594
Collateralized Mortgage Obligations	—	90,278,968	—	90,278,968
Mortgage-Backed Securities	—	2,109,214,199	—	2,109,214,199
Investment Company	94,642,153	—	—	94,642,153
TOTAL SECURITIES	$94,642,153	$2,312,834,957	$—	$2,407,477,110
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit